SEPARATE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of Fair Value of Separate Accounts by Major Category of Investment
Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
Premiums, considerations or deposits for the year ended December 31, 2019	$—	$—	$—	$244.4	$244.4

Reserves at December 31, 2019 for accounts with assets at:
Market value	$—	$—	$—	$2,046.8	$2,046.8
Amortized cost	29.8	383.8	—	—	413.6
Total reserves	$29.8	$383.8	$—	$2,046.8	$2,460.4

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$29.8	$—	$—	$—	$29.8
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,046.8	2,046.8
At market value
At book value without market value adjustment and with current surrender charge less than 5%	—	383.8	—	—	383.8
Subtotal	29.8	383.8	—	2,046.8	2,460.4
Not subject to discretionary withdrawal	—	—	—	—	—
Total (Gross: Direct and Assumed) (1)	$29.8	$383.8	$—	$2,046.8	$2,460.4
____________
(1)The Separate Accounts reserves are subject to $1,071.9 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts
Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$244.4
b. Transfers from Separate Accounts	248.1
c. Net transfers to or (from) Separate Accounts (a) - (b)	$(3.7)
2. Reconciling Adjustments:
a._____________	—
b._____________	—
c._____________	—
3. Transfers as Reported in the Summary of Operations of
the Life, Accident & Health Annual Statement	$(3.7)